Other Long-Term Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Other Liabilities [Line Items]
Deferred tax liabilities	¥ 2,943		¥ 3,430
Unrecognized tax benefits, accrued interest and penalty	2,163	[1]	9,595	[1]
Other	3,373		3,196
Other long-term liabilities	¥ 8,479		¥ 16,221

[1]	"Unrecognized tax benefits, accrued interest and penalty" information is described in Note 16 "Income taxes"